STATEMENT OF OPERATIONS	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and general and administrative expenses	$ 265,291
Loss from operations	(265,291)
Other income (expense):
Interest earned on cash and cash equivalents held in Trust Account	2,152
Change in fair value of warrant liability	(3,096,650)
Transaction costs allocated to warrant liabilty	(226,601)
Net loss	$ (3,586,390)
Weighted average shares outstanding of common stock | shares	405,000
Common Class A
Other income (expense):
Weighted average shares outstanding of common stock | shares	11,500,000
Class B common stock
Other income (expense):
Weighted average shares outstanding of common stock | shares	3,100,220
Class A redeemable common stock
Other income (expense):
Weighted average shares outstanding of common stock | shares	11,500,000
Basic and diluted income per share | $ / shares	$ 0.00
Class A and Class B non-redeemable common stock
Other income (expense):
Weighted average shares outstanding of common stock | shares	3,100,220
Basic and diluted income per share | $ / shares	$ (1.16)